Employee Benefit Plans - Defined Benefit Plans Key Assumptions (Details) - Noble Finance Company [Member]	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-US
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	1.80%	1.80%	1.40%
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	1.80%	1.80%	2.10%	2.90%
Expected long-term return on assets	1.20%	1.20%	2.90%	3.70%
US plans | Minimum
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	1.92%	2.63%	1.82%
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	1.82%	1.92%	2.56%	3.65%
Expected long-term return on assets	5.10%	5.00%	5.40%	5.40%
US plans | Maximum
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	2.77%	2.89%	2.60%
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	2.60%	2.77%	3.32%	4.29%
Expected long-term return on assets	6.10%	5.80%	6.30%	6.50%